INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023
Current
Taxes	$ 6,009,626	$ 6,113,764
Prepayments to suppliers	5,010,022	10,956,831
Reimbursements over exports	10,558	10,558
Prepaid expenses and other receivables	3,657,633	1,302,221
Miscellaneous	735,655	388,553
Other receivables	24,902,503	28,824,998
Non-current
Taxes	865,588	873,699
Reimbursements over exports	1,268,928	1,290,227
Loan receivables	230,000	230,000
Miscellaneous	29,423	152,315
Other receivables	2,393,939	2,546,241
Receivables for PP&E sales
Current
Other receivables	89,715	156,423
Shareholders and other related parties
Current
Other receivables	2,919,431	3,792,429
Joint ventures and associates
Current
Other receivables	$ 6,469,863	$ 6,104,219